Note 2 - Summary of Significant Accounting Policies - Change in Fair Value of Preferred Stock Warrant Liability (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Warrant [Member]
Fair value, beginning of period	$ 140	$ 42	$ 42	$ 54
Preferred stock warrants – exercised				(8)
Change in fair value of preferred stock warrants	94		98	(4)
Fair value at end of period	234	42	140	42
Derivative [Member]
Fair value, beginning of period
Change in fair value of preferred stock warrants			(211)
Embedded derivative liability from the issuance of Notes		496	864
Termination of the embedded derivative liability due to the extinguishment of the related Notes			(653)
Fair value at end of period		$ 496